Subsidiaries(Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries Abstract [Abstract]
Disclosure Of Interests In Subsidiaries Explanatory

Details of subsidiaries as of December 31, 2018, are as follows:

Investor	Investee	Ownership interests(%)	Location	Date of financial statements	Industry
KB Financial Group Inc.	Kookmin Bank	100.00	Korea	Dec. 31	Banking and foreign exchange transaction
	KB Securities Co., Ltd.	100.00	Korea	Dec. 31	Financial investment
	KB Insurance Co., Ltd.	100.00	Korea	Dec. 31	Non-life insurance
	KB Kookmin Card Co., Ltd.	100.00	Korea	Dec. 31	Credit card and installment finance
	KB Life Insurance Co., Ltd.	100.00	Korea	Dec. 31	Life insurance
	KB Asset Management Co., Ltd.	100.00	Korea	Dec. 31	Collective investment and advisory
	KB Capital Co., Ltd.	100.00	Korea	Dec. 31	Financial Leasing
	KB Savings Bank Co., Ltd.	100.00	Korea	Dec. 31	Savings banking
	KB Real Estate Trust Co., Ltd.	100.00	Korea	Dec. 31	Real estate trust management
	KB Investment Co., Ltd.	100.00	Korea	Dec. 31	Capital investment
	KB Credit Information Co., Ltd.	100.00	Korea	Dec. 31	Collection of receivables or credit investigation
	KB Data System Co., Ltd.	100.00	Korea	Dec. 31	Software advisory, development, and supply
Kookmin Bank	Kookmin Bank Int’l Ltd. (London)[6]	100.00	United Kingdom	Dec. 31	Banking and foreign exchange transaction
	Kookmin Bank Cambodia PLC.	100.00	Cambodia	Dec. 31	Banking and foreign exchange transaction
	Kookmin Bank China Ltd.	100.00	China	Dec. 31	Banking and foreign exchange transaction
	KB Microfinance Myanmar Co., Ltd.	100.00	Myanmar	Dec. 31	Other credit granting n.e.c.
	KBD Tower 1st L.L.C. and 33 others[2]	—	Korea	Dec. 31	Asset-backed securitization
	KB Multi-Asset Private Securities Fund S-1(Bond Mixed)	99.96	Korea	Dec. 31	Investment trust
	KB Multi-Asset Private Securities Fund P-1(Bond Mixed)	99.96	Korea	Dec. 31	Investment trust
	KB Haeoreum private securities investment trust 96(Bond)[3]	49.95	Korea	Dec. 31	Capital investment
	Samsung KODEX 10Y F-LKTB Inverse ETF(Bond-Derivatives)	88.74	Korea	Dec. 31	Capital investment
	KB Haeoreum private securities investment trust 83(Bond)	99.95	Korea	Dec. 31	Capital investment
	Kiwoom Frontier Private placement fund 10[Bond]	99.85	Korea	Dec. 31	Capital investment
	Tong Yang Safe Plus Qualified Private Trust S-8(Bond)	99.93	Korea	Dec. 31	Capital investment
	Mirae Asset Triumph Global Privately placed Feeder Investment Trust 1	99.92	Korea	Dec. 31	Capital investment
	NH-AMUNDI GLOBAL PRIVATE SECURITIES INVESTMENT TRUST 1(BOND)]	83.31	Korea	Dec. 31	Capital investment
	Meritz Private Real Estate Fund 9-2	99.98	Korea	Dec. 31	Capital investment
	AIP US RED PRIVATE REAL ESTATE TRUST NO.10	99.97	Korea	Dec. 31	Capital investment
	KB Evergreen Private Securities Fund 98(Bond)[3]	49.34	Korea	Dec. 31	Capital investment
	KB Korea Choet Term Premium Private Securities 5(USD)(Bond)	50.00	Korea	Dec. 31	Capital investment
	KB Korea Short Term Premium Private Securities 4(USD)(Bond)[3]	49.60	Korea	Dec. 31	Capital investment
KB Securities Co., Ltd.	KBFG Securities America Inc.	100.00	United States of America	Dec. 31	Investment advisory and securities dealing activities
	KB Securities Hong Kong Ltd.	100.00	China	Dec. 31	Investment advisory and securities dealing activities
	KB SECURITIES VIETNAM JOINT STOCK COMPANY	99.67	Vietnam	Dec. 31	Investment advisory and securities dealing activities
	Able NS Co., Ltd and 61 others[2]	—	Korea	Dec. 31	Asset-backed securitization
	KB NA COMPASS ENERGY PRIVATE SPECIAL ASSET FUND[3]	29.70	Korea	Dec. 31	Capital investment
	Hyundai You First Private Real Estate Investment Trust No. 1	98.54	Korea	Dec. 31	Capital investment
	Hyundai Smart Index Alpha Securities Feeder Investment Trust No.1	98.76	Korea	Dec. 31	Capital investment
	Hyundai Strong Korea Equity Trust No.1	99.34	Korea	Dec. 31	Capital investment
	Hyundai Kidzania Equity Feeder Trust No.1	79.13	Korea	Dec. 31	Capital investment
	Hyundai Value Plus Equity Feeder Trust No.1	99.64	Korea	Dec. 31	Capital investment
	Hyundai Strong-small Corporate Trust No.1	90.57	Korea	Dec. 31	Capital investment
	Heungkuk Highclass Private Real Estate Trust No. 21	100.00	Korea	Dec. 31	Capital investment
	JB New Jersey Private Real Estate Investment Trust No. 1	98.15	Korea	Dec. 31	Capital investment
	Heungkuk Global Highclass Private Real Estate Trust No. 23	100.00	Korea	Dec. 31	Capital investment
	Hyundai Dynamic Mix Securities Feeder Investment Trust No.1	99.99	Korea	Dec. 31	Capital investment
	Hyundai Quant Long Short Securities Feeder Investment Trust No. 1	100.00	Korea	Dec. 31	Capital investment
	Hyudai China Index Plus Securities Investment Trust No.1	81.90	Korea	Dec. 31	Capital investment
	Hyundai Kon-tiki Specialized Privately Placed Fund No.1	98.05	Korea	Dec. 31	Capital investment
	DGB Private real estate Investment Trust No.8	98.77	Korea	Dec. 31	Capital investment
	Aquila Global Real Assets Fund No.1 LP	99.96	Cayman islands	Dec. 31	Capital investment
	Able Quant Asia Pacific Feeder Fund(T.E.) Limited	100.00	Cayman islands	Dec. 31	Capital investment
	Mangrove Feeder Fund	100.00	Cayman islands	Dec. 31	Capital investment
	LB Ireland Private Real Estate Investment Trust 8	99.85	Korea	Dec. 31	Capital investment
	KTB Aircraft Private Investment Trust No.21-1	99.61	Korea	Dec. 31	Capital investment
	Pacific US Blackrock Private Placement Real Estate Fund No.15	99.50	Korea	Dec. 31	Capital investment
	Vestas Qualified Investors Private Real Estate Fund Investment Trust No.38	54.04	Korea	Dec. 31	Capital investment
KB Insurance Co., Ltd.	KB Claims Survey & Adjusting	100.00	Korea	Dec. 31	Claim service
	KB Sonbo CNS	100.00	Korea	Dec. 31	Management service
	Leading Insurance Services, Inc.	100.00	United States of America	Dec. 31	Management service
	LIG Insurance (China) Co., Ltd.	100.00	China	Dec. 31	Non-life insurance
	PT. KB Insurance Indonesia	70.00	Indonesia	Dec. 31	Non-life insurance
	KB Golden Life Care Co., Ltd.	100.00	Korea	Dec. 31	Service
	KB AMP Infra Private Special Asset Fund 1(FoFs)[3]	41.67	Korea	Dec. 31	Capital investment
	KB Muni bond Private Securities Fund 1(USD)(bond) [3]	33.33	Korea	Dec. 31	Capital investment
	KB CHILE SOLAR FUND	80.00	Korea	Dec. 31	Capital investment
	Meritz Private Specific Real Estate Fund 1-2	87.21	Korea	Dec. 31	Capital investment
	KB Global Private Real Estate Debt Fund 1[3]	50.00	Korea	Dec. 31	Capital investment
	Dongbu Private Fund 16th	89.52	Korea	Dec. 31	Financial investment
	Hana Landchip Real estate Private Fund 58th	99.99	Korea	Dec. 31	Financial investment
	Hyundai Aviation Private Fund 3rd	99.96	Korea	Dec. 31	Financial investment
	Hyundai Power Professional Investment Type Private Investment Fund No.4	99.78	Korea	Dec. 31	Financial investment
	KB U.S. LongShort Private Securities Fund 1	99.39	Korea	Dec. 31	Financial investment
	Hyundai Infra Professional Investment Type Private Investment Trust No.5	99.80	Korea	Dec. 31	Financial investment
	KB SAUDI Private Special Asset Fund	80.00	Korea	Dec. 31	Financial investment
	Meritz Private Real Estate Fund 8	99.36	Korea	Dec. 31	Financial investment
	Hyundai Star Private Real Estate Investment Trust No. 14	99.98	Korea	Dec. 31	Financial investment
	Vogo debt strategy private real estate fund VII	98.93	Korea	Dec. 31	Financial investment
	KORAMCO Europe Debt Strategy Private Real-Estate Fund 2nd	99.80	Korea	Dec. 31	Capital investment
	KB Peru Transmission Facility Investment Private Fund	99.03	Korea	Dec. 31	Capital investment
	KB Global Private Real Estate Debt Fund 2	98.36	Korea	Dec. 31	Capital investment
	KB Europe Private Real Estate Debt Fund 1	57.14	Korea	Dec. 31	Capital investment
KB Kookmin Card Co., Ltd.	Wise Mobile 18th Securitization Co., Ltd.[2]	0.50	Korea	Dec. 31	Asset-backed securitization and others
	KB Kookmin Card 3rd Securitization Co., Ltd. And 2 other[2]	0.50	Korea	Dec. 31	Asset-backed securitization and others
	Heungkuk Life Insurance Money Market Trust	100.00	Korea	Dec. 31	Trust asset management
	KB DAEHAN SPECIALIZED BANK PLC.	90.00	Cambodia	Dec. 31	Banking
KB Life Insurance Co., Ltd.	KB Evergreen Private Securities Fund No. 59(Bond)	100.00	Korea	Dec. 31	Private fund
	KB Haeoreum Private Securities Investment Trust 1st(debt securities)	100.00	Korea	Dec. 31	Private fund
KB Asset Management Co., Ltd.	KB Star Office Private Real Estate Feeder fund 3-2	88.00	Korea	Dec. 31	Financial investment
	KB Asset Management Singapore Pte, Ltd.	100.00	Singapore	Dec. 31	Collective investment
	KB Global Equity Solution Securities Feeder Fund(Equity-FoFs)[3]	44.04	Korea	Dec. 31	Capital investment
	KB Star Short Term Securities Feeder Fund(Bond)[3]	37.11	Korea	Dec. 31	Capital investment
	KB Onkookmin Life Income RIF 20 Feeder Fund(Fofs)[3]	49.98	Korea	Dec. 31	Capital investment
	KB Onkookmin Life Income RIF 40 Feeder Fund(Fofs)[3]	49.13	Korea	Dec. 31	Capital investment
	KB Active Investor Securities Investment Trust(Derivatives Mixed)	99.95	Korea	Dec. 31	Financial investment
	KB Global Multi Asset Income Securities Feeder Fund(Bond Mixed-FoFs)	96.17	Korea	Dec. 31	Financial investment
	KB G2 Plus Korea Securities Fund(Equity)	91.03	Korea	Dec. 31	Financial investment
KB Investment Co., Ltd.	2011 KIF-KB IT Venture Fund[4]	43.33	Korea	Dec. 31	Capital investment
	KoFC-KB Young Pioneer 1st Fund[4]	33.33	Korea	Dec. 31	Capital investment
	KB NEW CONTENTS Venture Fund[4]	20.00	Korea	Dec. 31	Capital investment
	KB Young Pioneer 3.0 Venture Fund[4]	40.00	Korea	Dec. 31	Capital investment
	KB Pre IPO Secondary Venture Fund 2[4]	21.00	Korea	Dec. 31	Capital investment
	KB Contents Panda iMBC Contents Venture Fund[4]	20.00	Korea	Dec. 31	Capital investment
Heungkuk Global Highclass Private Real Estate Trust 23	HYUNDAI ABLE INVESTMENT REIT	99.90	United States of America	Dec. 31	Real Estate Activities
Hyundai Strong Korea Equity Trust No.1	Hyundai Strong Korea Equity Trust No.1[Master]	80.93	Korea	Dec. 31	Capital investment
Hyundai Trust Securities Feeder Investment Trust No.1- Bond	Hyundai Trust Securities Master Investment Trust—Bond	96.83	Korea	Dec. 31	Capital investment
Hyundai Quant Long Short Securities Feeder Investment Trust	Hyundai Quant Long Short Securities Master Investment Trust	100.00	Korea	Dec. 31	Capital investment
Hyundai Smart Index Alpha Securities Feeder Inv Trust 1	Hyundai Smart Index Alpha Securities Master Investment Trust	99.91	Korea	Dec. 31	Capital investment
Hyundai Value Plus Securities Feeder Investment Trust 1 and others	Hyundai Value Plus Securities Master Investment Trust	100.00	Korea	Dec. 31	Capital investment
Hyundai Dynamic Mix Securities Feeder Investment Trust	Hyundai Dynamic Mix Securities Master Investment Trust	99.02	Korea	Dec. 31	Capital investment
KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Asset Management Co., Ltd.	KB Star Office Private Real Estate Investment Trust 4	51.96	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd., KB Investment Co., Ltd., KB Capital Co., Ltd.	KB Digital Innovation Investment Fund Limited partnership	62.40	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.	KB Hope Sharing BTL Private Special Asset[3]	46.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.	KB Senior Loan Private Fund[3]	37.39	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd.	Hanbando BTL Private Special Asset Fund 1st3	46.36	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd.	KB KBSTAR KTB 3Y Futures Inverse ETF	79.95	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd.	KB KBSTAR Mid-Long Term KTB Active ETF	63.16	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd., KB life Insurance, KB Kookmin Card Co., Ltd., KB Capital Co., Ltd.	KB digital innovation&growth New Technology Business Investment Fund	100.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd., KB life Insurance, KB Asset Management Co., Ltd.	KB Global Core Bond Securities Fund Master Fund(Bond)	100.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Securities Co., Ltd., KB Asset Management Co., Ltd.	KB Everyone TDF 2035 Securities Investment Trust—Bond Balanced-Fund of Funds[3]	37.62	Korea	Dec. 31	Financial investment
Kookmin Bank, KB Securities Co., Ltd., KB Asset Management Co., Ltd.	KB Everyone TDF 2045 Securities Investment Trust—Bond Balanced-Fund of Funds	54.06	Korea	Dec. 31	Financial investment
Kookmin Bank, KB Insurance Co., Ltd., KB Securities Co., Ltd., KB Real Estate Trust Co., Ltd.	KB Wise Star Private Real Estate Feeder Fund 1st.	100.00	Korea	Dec. 31	Investment trust
Kookmin Bank, KB Investment Co., Ltd., KB Capital Co., Ltd.	KB Intellectual Property Fund 2	75.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Investment Co., Ltd.	KB12-1 Venture Investment	100.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Investment Co., Ltd.	KB Start-up Creation Fund	62.50	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Investment Co., Ltd.	KB Intellectual Property Fund[4]	34.00	Korea	Dec. 31	Capital investment
Kookmin Bank, KB life Insurance Co., Ltd.	KB Mezzanine Private Securities Fund 2nd3	40.74	Korea	Dec. 31	Capital investment
Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance, KB Investment Co., Ltd.	KB High-tech Company Investment Fund	100.00	Korea	Dec. 31	Capital investment
KB Insurance Co., Ltd., KB life Insurance Co., Ltd., KB Investment Co., Ltd.	KB-Solidus Global Healthcare Fund[3]	43.33	Korea	Dec. 31	Capital investment
KB Kookmin Card Co., Ltd., KB Capital Co., Ltd.	KB KOLAO LEASING CO., Ltd	80.00	Laos	Dec. 31	Auto installment finance
Mirae Asset Triumph Global Privately placed Feeder Investment Trust 1	Mirae Asset Triumph Global Privately placed Master Investment Trust 1	100.00	Korea	Dec. 31	Capital investment
Mangrove Feeder Fund	Mangrove Master Fund	100.00	Cayman islands	Dec. 31	Capital investment
LB Ireland Private Real Estate Investment Trust 8	BECKETT ACQUISITION LIMITED	100.00	Ireland	Dec. 31	Real Estate Activities
KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Asset Management Co., Ltd.	KB Star Fund_KB Value Focus Korea Equity	95.45	Luxembourg	Dec. 31	Capital investment
KB Securities Co., Ltd., KB Investment Co., Ltd.	KB KONEX Market Vitalization Fund[4]	46.88	Korea	Dec. 31	Capital investment
KB Securities Co., Ltd., KB Investment Co., Ltd.	KB Neo Paradigm Agriculture Venture	50.00	Korea	Dec. 31	Capital investment
KB Securities Co., Ltd., KB Investment Co., Ltd.	KB New Paradigm Fisheries Venture Fund[4]	33.33	Korea	Dec. 31	Capital investment
KB Wise Star Private Real Estate Feeder Fund 1st.	KB Star Office Private Real Estate Master Investment Trust 2[5]	44.44	Korea	Dec. 31	Capital investment
KB Wise Star Private Real Estate Feeder Fund 1st.	KB Star Office Private Real Estate Investment Trust 3	54.51	Korea	Dec. 31	Capital investment
KB Star Short Term Securities Feeder Fund(Bond)	KB Star Short Term Securities Master Fund(Bond)	96.67	Korea	Dec. 31	Capital investment
KB Multi-Asset Private Securities Fund P-1(Bond Mixed)	KB Multi-Asset Private Securities Master Fund P-1(Bond Mixed)	100.00	Korea	Dec. 31	Investment trust
KB Global Core Bond Securities Master Fund(Bond)	KB Global Core Bond Securities Master Fund(Bond)	100.00	Korea	Dec. 31	Capital investment
KB Global Equity Solution Securities Feeder Fund(Equity-FoFs))	KB Global Equity Solution Securities Master Fund(Equity-FoFs)	100.00	Korea	Dec. 31	Capital investment
KB Global Multi Asset Income Securities Feeder Fund(Bond Mixed-FoFs)	KB Global Multi Asset Income Securities Master Fund(Bond Mixed-FoFs)	73.76	Korea	Dec. 31	Capital investment
KBFG Securities America Inc.	Global Investment Opportunity Limited	100.00	Malaysia	Dec. 31	Financial investment and Real Estate Activities
KB Onkookmin Life Income RIF 40 Feeder Fund(Fofs)	KB Onkookmin Life Income RIF 40 Master Fund(Fofs)	96.48	Korea	Dec. 31	Capital investment
KB Onkookmin Life Income RIF 20 Feeder Fund(Fofs)	KB Onkookmin Life Income RIF 20 Master Fund(Fofs)	96.14	Korea	Dec. 31	Capital investment
JB New Jersey Private Real Estate Investment Trust No. 1	ABLE NJ DSM INVESTMENT REIT	99.18	United States of America	Dec. 31	Real Estate Activities
HYUNDAI ABLE INVESTMENT REIT	HYUNDAI ABLE PATRIOTS PARK, LLC	100.00	United States of America	Dec. 31	Real Estate Activities
Aquila Global Real Assets Fund No.1 LP	AGRAF Real Estate No.1, Senningerberg	100.00	Luxembourg	Dec. 31	Asset-backed securitization
AGRAF Real Estate No.1, Senningerberg	AGRAF Real Estate Holding No.1, Senningerberg	100.00	Luxembourg	Dec. 31	Asset-backed securitization
AGRAF Real Estate Holding No.1, Senningerberg	Vierte CasaLog GmbH & Co. KG and 2 others	94.90	Germany	Dec. 31	Real Estate Activities
AGRAF Real Estate Holding No.1, Senningerberg	HD 1 Grundstucksgesellschaft mbH & Co. KG	94.90	Germany	Dec. 31	Real Estate Activities
AGRAF Real Estate Holding No.1, Senningerberg	Sechste Casalog KG	94.90	Germany	Dec. 31	Real Estate Activities
Able Quant Asia Pacific Feeder Fund(T.E.) Limited	Able Quant Asia Pacific Master Fund Limited	100.00	Cayman islands	Dec. 31	Capital investment
ABLE NJ DSM INVESTMENT REIT	ABLE NJ DSM, LLC	100.00	United States of America	Dec. 31	Real Estate Activities
Kookmin Bank	Personal pension trusts and 10 other trusts[1]	—	Korea	Dec. 31	Trust

[1]

The Group controls the trust because it has power that determines the management performance over the trust and is exposed to variable returns to absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.

[2]

Although the Group holds less than a majority of the investee’s voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.

[3]

Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.

[4]

Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.

[5]

Although the Group holds less than a majority of the investee’s voting rights, the Group participated directly in establishment of this entity and has power over relevant activities, and is significantly exposed to variable returns which is affected by the performance of the investee, and has ability to affect the performance through its power. Accordingly the Group has control over the investee.

[6]

The Group changed Kookmin Bank Int’l Ltd. (London) to Kookmin Bank London Branch on May 16, 2018, and this event is categorized as business combination of entities under common control. The assets and liabilities acquired under business combinations under common control are recognized at the carrying amounts in the consolidated financial statements of the Group. The transferred assets and liabilities due to this business combination are ￦ 480,161 million and ￦ 480,023 million, respectively.

Schedule Of Condensed Financial Information Of Subsidiaries Table Text Block [Text Block]

The condensed financial information of major subsidiaries as of December 31, 2017 and 2018, and for the years ended December 31, 2017 and 2018, is as follows:

	2017
	Assets		Liabilities		Equity		Operating income		Profit(loss) for the period		Total comprehensive income for the period
	(In millions of Korean won)
Kookmin Bank[1]	￦	329,765,927	￦	304,442,493	￦	25,323,434	￦	19,291,294	￦	2,174,705	￦	2,357,936
KB Securities Co., Ltd.[1,2]		37,351,680		32,936,024		4,415,656		5,974,054		271,701		236,587
KB Insurance Co., Ltd.[1,2]		32,351,778		29,128,747		3,223,031		8,740,682		330,286		320,756
KB Kookmin Card Co., Ltd.[1]		17,658,310		13,616,481		4,041,829		3,326,048		296,831		326,887
KB Life Insurance Co., Ltd.[1]		9,125,741		8,586,328		539,413		1,331,105		21,086		(10,151)
KB Asset Management Co., Ltd.[1]		201,481		44,860		156,621		117,746		52,022		52,176
KB Capital Co., Ltd.[1,2]		8,743,672		7,803,920		939,752		588,253		120,797		120,628
KB Savings Bank Co., Ltd.		1,158,829		960,812		198,017		79,428		21,150		21,329
KB Real Estate Trust Co., Ltd.		246,685		47,355		199,330		76,700		36,408		36,356
KB Investment Co., Ltd.[1]		355,763		218,671		137,092		41,150		(4,954)		(7,295)
KB Credit Information Co., Ltd.		26,121		10,979		15,142		31,737		(5,316)		(5,185)
KB Data System Co., Ltd.		41,945		27,240		14,705		117,946		945		323

	2018
	Assets		Liabilities		Equity		Operating income		Profit(loss) for the period		Total comprehensive income for the period
	(In millions of Korean won)
Kookmin Bank[1]	￦	356,959,258	￦	330,291,392	￦	26,667,866	￦	18,089,885	￦	2,259,198	￦	2,186,979
KB Securities Co., Ltd.[1,2]		45,086,292		40,613,423		4,472,869		6,667,005		178,850		204,903
KB Insurance Co., Ltd.[1,2]		34,785,551		31,289,706		3,495,845		11,977,601		262,266		317,067
KB Kookmin Card Co., Ltd.[1]		20,528,951		16,570,280		3,958,671		3,045,039		286,599		261,667
KB Life Insurance Co., Ltd.[1]		9,680,379		9,128,148		552,231		1,305,231		14,824		25,062
KB Asset Management Co., Ltd.[1]		254,256		107,504		146,752		130,027		39,586		40,154
KB Capital Co., Ltd.[1,2]		9,517,239		8,516,838		1,000,401		734,499		111,939		111,758
KB Savings Bank Co., Ltd.		1,388,844		1,186,871		201,973		85,346		11,018		10,832
KB Real Estate Trust Co., Ltd.		293,063		57,229		235,834		114,660		47,004		46,813
KB Investment Co., Ltd.[1]		528,701		374,925		153,776		114,914		14,532		14,529
KB Credit Information Co., Ltd.		26,276		11,041		15,235		35,219		185		95
KB Data System Co., Ltd.		40,197		23,788		16,409		131,374		2,942		1,705

[1]	Financial information is based on its consolidated financial statements.
[2]	The amount includes the fair value adjustments due to the merger.

Disclosure Of Changes In Subsidiaries [Text Block]

The subsidiaries newly included in consolidation during the year ended December 31, 2018, are as follows:

Company	Description
Tong Yang Safe Plus Qualified Private Trust S-8(Bond) and 24 others	Holds over than a majority of the ownership interests
KBD Tower 1st L.L.C. and 50 others	Holds the power in the case of default and exposed to variable returns by providing lines of credit, ABCP purchase commitments or acquiring subordinated debt
KB Global Private Real Estate Debt Fund 1 and 22 others	Holds the power to determine the operation of the trust and exposed to variable returns by holding significant amount of ownership interests
KB Pre IPO Secondary Venture Fund 2nd and 5 other	The Group has a power over the investee as a general partner, is significantly exposed to variable returns due to significant percentage of ownership.

The subsidiaries excluded from consolidation during the year ended December 31, 2018, are as follows:

Company	Description
Able Vison 1st Co., Ltd and 27 others	Lost the right of variable returns due to the releasing debt
Wise Mobile 12th Securitization Co., Ltd. and 14 others	Settlement
LIME ORANGE PRIVATE EQUITY FUND 6 and 8 others	Disposal
KB Everyone TDF 2025 Securities Investment Trust - Bond Balanced-Fund of Funds and 10 others	Ownership decrease under 50%